Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	323,621,620.28	19,514
Yield Supplement Overcollateralization Amount 08/31/25	20,035,275.01	0
Receivables Balance 08/31/25	343,656,895.29	19,514
Principal Payments	17,324,964.05	575
Defaulted Receivables	662,056.00	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	18,527,125.84	0
Pool Balance at 09/30/25	307,142,749.40	18,912

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.01%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	6,555,728.71	260
Past Due 61-90 days	2,373,434.18	94
Past Due 91-120 days	325,127.06	12
Past Due 121+ days	0.00	0
Total	9,254,289.95	366

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Delinquency Trigger Occurred	NO

Recoveries	639,339.76
Aggregate Net Losses/(Gains) - September 2025	22,716.24
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.08%
Prior Net Losses/(Gains) Ratio	0.77%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.09%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.63%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.85%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	35.73

Flow of Funds	$ Amount
Collections	19,675,036.44
Investment Earnings on Cash Accounts	11,063.44
Servicing Fee	(286,380.75)
Transfer to Collection Account	-
Available Funds	19,399,719.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,055,048.93
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,246,631.22
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,670,596.57

Total Distributions of Available Funds	19,399,719.13

Servicing Fee	286,380.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	318,389,380.62
Principal Paid	16,478,870.88
Note Balance @ 10/15/25	301,910,509.74

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2b
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	171,759,380.62
Principal Paid	16,478,870.88
Note Balance @ 10/15/25	155,280,509.74
Note Factor @ 10/15/25	52.2478162%

Class A-4
Note Balance @ 09/15/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	99,500,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	31,390,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	15,740,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,250,251.68
Total Principal Paid	16,478,870.88
Total Paid	17,729,122.56

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.37208%
Coupon	5.08208%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	666,998.93
Principal Paid	16,478,870.88
Total Paid to A-3 Holders	17,145,869.81

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1977541
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7869297
Total Distribution Amount	16.9846838

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.2442763
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.4470756
Total A-3 Distribution Amount	57.6913519

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	682.49
Noteholders' Principal Distributable Amount	317.51

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	2,616,119.83
Investment Earnings	8,846.87
Investment Earnings Paid	(8,846.87)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,557,614.82	$2,728,950.67	$2,706,198.22
Number of Extensions	113	116	115
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.76%	0.71%